Accounts receivable	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Accounts receivable	Accounts receivable
Accounts receivable is comprised of amounts receivable for fund management services, reimbursement of expenses from investment funds, fees for financial advisory services and settlements receivable from energy trading contracts.
Based on the Group's history on uncollectable debt, no write-offs or provisions for expected credit losses ("ECL") on accounts receivable were recognized for the periods presented in these consolidated financial statements.

	December 31, 2025	December 31, 2024

Current (a) (b)	118,576	217,132
Non-current (b) (c)	95,392	16,402
Accounts receivable	213,968	233,534

(a)Current accounts receivable for December 31, 2025, included US$10.9 million (December 31, 2024: US$59.7 million) in performance fees receivable from Patria Infrastructure Fund III. An amount of US$0.6 million was received on March 12, 2026, with the remainder of the performance fee to be received during the second quarter of 2026. The performance fee of US$59.7 million receivable on December 31, 2024, was collected on February 28, 2025.
(b)Non-current accounts receivable includes US$76.8 million for PBPE Fund IV that relates to a postponed collection of management fees (the amount was presented under current accounts receivable on December 31, 2024). The renegotiated and postponed balance of US$76.8 million is expected to be received during June 2027 subject to the timing of the realization of underlying investment fund assets and the estimated cash needs of the investment funds. Due to contracts and commitments with the investors of the funds and the funds having significant investments to be realized that will generate sufficient cash to settle the outstanding balance with the Group, Management has evaluated and concluded that no ECL needs to be recognized on December 31, 2025.
    On June 25, 2025, and September 29, 2025, the Group sold, with recourse, US$65.6 million and US$9.4 million, respectively, of the receivable from PBPE Fund IV at a total discounted amount of US$66.9 million to a financial institution. The responsibility of collecting the outstanding receivable from PBPE Fund IV remains with the Group and the Group shall pay collections made from PBPE Fund IV over to the financial institution as settlement of the selling price received. The full amount of US$75.0 million shall be settled by June 2027, with an earn-out available to the Group for early settlement of the outstanding balances.
(c)In addition to (b) above, non-current accounts receivable as of December 31, 2025, include the Lavoro asset-linked receivable of US$15.4 million (December 31, 2024: US$12.3 million) as disclosed under note 12(b). No interest is charged on the asset-linked receivable as the receivable is accounted for at fair value.